Consolidated Statements of Changes in Equity (USD $)	Ordinary shares ($0.00005 par value) [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income /(loss) [Member]	Total Ku6 Media Co., Ltd. shareholders' equity [Member]	Non-controlling interests [Member]	Total
Beginning balance (Ajusted [Member])	$ 109,959	$ 76,605,958	$ 1,791,324	$ (33,386,524)	$ 9,955,687	$ 55,076,404	$ 1,857,092	$ 56,933,496
Beginning balance, shares (Ajusted [Member])	2,200,194,040
Stock-based compensation expense	150	607,014	0	0	0	607,164	0	607,164
Stock-based compensation expense, shares	3,000,100
Exercise of stock options	22	20,328	0	0	0	20,350	0	20,350
Exercise of stock options, shares	450,000
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited	36,185	28,838,816	0	0	0	28,875,001	0	28,875,001
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited, shares	723,684,204
Disposal of Huayi Brothers Music Co., Ltd.	0	0	(74,246)	74,246	(221,315)	(221,315)	(209,736)	(431,051)
Contribution by Shanda related to Yisheng	0	663,570	0	0	0	663,570	0	663,570
Issuance of ordinary shares for Yisheng to Shanda	20,769	12,440,769	0	0	0	12,461,538	0	12,461,538
Issuance of ordinary shares for Yisheng to Shanda, shares	415,384,615
Deemed distribution to Shanda related to Yisheng	0	(12,461,538)	0	0	0	(12,461,538)	0	(12,461,538)
Purchase of additional equity interests of Yisheng from non-controlling shareholders	6,923	(520,181)	0	0	0	(513,258)	513,258	0
Purchase of additional equity interests of Yisheng from non-controlling shareholders, shares	138,461,539
Disposal of WVAS and recorded music businesses to Shanda	0	23,905,417	(1,717,078)	1,717,078	(10,344,330)	13,561,087	(1,464,169)	12,096,918
Currency translation adjustments of subsidiaries	0	0	0	0	(812,456)	(812,456)	2,802	(809,654)
Net Loss	0	0	0	(51,510,264)	0	(51,510,264)	(806,997)	(52,317,261)
Ending balance at Dec. 31, 2010	174,008	130,100,153	0	(83,105,464)	(1,422,414)	45,746,283	(107,750)	45,638,533
Ending balance, shares at Dec. 31, 2010	3,481,174,498
Issuance of ordinary shares to Shanda	76,924	49,923,076	0	0	0	50,000,000	0	50,000,000
Issuance of ordinary shares to Shanda, shares	1,538,461,538
Stock-based compensation expense	0	1,754,170	0	0	0	1,754,170	0	1,754,170
Stock-based compensation expense, shares	0
Exercise of stock options	7	3,743	0	0	0	3,750	0	3,750
Exercise of stock options, shares	150,000
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited								0
Issuance of ordinary shares for Yisheng to Shanda								0
Disposition of equity interests in Yisheng	0	1,373,190	0	0	220,671	1,593,861	157,140	1,751,001
Liabilities waived by Shanda	0	1,719,927	0	0	0	1,719,927	0	1,719,927
Currency translation adjustments of subsidiaries	0	0	0	0	(621,056)	(621,056)	(3,539)	(624,595)
Net Loss	0	0	0	(49,343,907)	0	(49,343,907)	(45,851)	(49,389,758)
Ending balance at Dec. 31, 2011	250,939	184,874,259	0	(132,449,371)	(1,822,799)	50,853,028	0	50,853,028
Ending balance, shares at Dec. 31, 2011	5,019,786,036							5,019,786,036
Share repurchase	(14,364)	(8,155,117)	0	0	0	(8,169,481)	0	(8,169,481)
Share repurchase, shares	(287,339,476)
Stock-based compensation expense	0	463,753	0	0	0	463,753	0	463,753
Stock-based compensation expense, shares	0
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited								0
Issuance of ordinary shares for Yisheng to Shanda								0
Currency translation adjustments of subsidiaries	0	0	0	0	(89,616)	(89,616)	0	(89,616)
Net Loss	0	0	0	(9,491,138)	0	(9,491,138)	0	(9,491,138)
Ending balance at Dec. 31, 2012	$ 236,575	$ 177,182,895	$ 0	$ (141,940,509)	$ (1,912,415)	$ 33,566,546	$ 0	$ 33,566,546
Ending balance, shares at Dec. 31, 2012	4,732,446,560							4,732,446,560